Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Jul. 17, 2024	Mar. 21, 2024	Feb. 29, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Sale of stock, percentage of ownership following transaction		56.00%
Sale of stock, number of shares issued (in shares)		15,409,102
Sale of stock, consideration received		$ 53.5
Common stock, par value (in dollars per share)				$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued (in shares)		3,559,565
Sale of stock, consideration received		$ 53.5
Graphite Bio, Inc. Stockholders
Subsequent Event [Line Items]
Sale of stock, percentage of ownership following transaction		31.00%
Subsequent Event
Subsequent Event [Line Items]
Pre-merger ownership percentage		65.00%
Sale of stock, percentage of ownership following transaction		56.00%
Sale of stock, number of shares issued (in shares)	1,578,947	15,409,184
Sale of stock, price per share (in dollars per share)	$ 19.00
Sale of stock, consideration received	$ 30.0	$ 53.5
Number of shares of common stock called by warrants (in shares)			95,034
Proceeds from warrant exercises			$ 0.1
Common stock, par value (in dollars per share)	$ 0.00001
Subsequent Event | Graphite Bio, Inc. Stockholders
Subsequent Event [Line Items]
Pre-merger ownership percentage		35.00%
Subsequent Event | Graphite Bio, Inc. | Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued (in shares)		3,559,565
Sale of stock, price per share (in dollars per share)		$ 15.03
Sale of stock, consideration received		$ 53.5
Subsequent Event | Graphite Bio, Inc. Stockholders
Subsequent Event [Line Items]
Sale of stock, percentage of ownership following transaction		31.00%